Cover	Aug. 28, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2024
Entity File Number	001-41909
Entity Registrant Name	CoinShares Valkyrie Bitcoin Fund
Entity Central Index Key	0001841175
Entity Tax Identification Number	86-6430837
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	308-1518
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest of CoinShares Valkyrie Bitcoin Fund
Trading Symbol	BRRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	CoinShares Valkyrie Bitcoin Fund
Entity Address, Address Line Two	320 Seven Springs Way
Entity Address, Address Line Three	Suite 250
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027